Warrant Liability - Summary of Warrant Liability (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrant Liability [Abstract]
Beginning balance	£ 8,336	£ 50,775
Issued during the year	0
Settled during the year		(2,400)
Fair value changes during the year	(7,805)	(40,039)
Ending balance	£ 531	£ 8,336